S000000588 [Member] Investment Objectives and Goals - Baron Partners Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Partners Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Partners Fund® (the “Fund”) is capital appreciation.